Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2016
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

	June 30, 2016	December 31 2015
Cash on hand and at banks	$25,304	$26,332
Short-term deposits and highly liquid funds	23	418
Total cash and cash equivalents	$25,327	$26,750